INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Intangible Assets

Intangible assets consist of the following:

	December 31, 2011	December 31, 2012
Costs:
Customer base	1,638	1,638
Technology	1,151	1,151
Non-competence agreements	1,197	1,197
Exchange differences	76	109

	4,062	4,095

Accumulated amortization:
Customer base	(380)	(867)
Technology	(198)	(590)
Non-competence agreements	(87)	(263)

	(665)	(1,720)

Net carrying amount:
Customer base	1,258	771
Technology	953	561
Non-competence agreements	1,110	934
Exchange differences	76	109

	3,397	2,375